Fees Summary	Aug. 18, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,000,000.00
Previously Paid Amount	918.60
Total Fee Amount	918.60
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 0.00
Narrative - Max Aggregate Offering Price	$ 6,000,000.00
Final Prospectus	true